Reportable Business Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Reportable Business Segment Information
Reportable Business Segment Information
Segment Organization and Products
PPG is a multinational manufacturer with 12 operating segments that are organized based on the Company’s major products lines. These operating segments are also the Company’s reporting units for purposes of testing goodwill for impairment (see Note 1, “Summary of Significant Accounting Policies”). The operating segments have been aggregated based on economic similarities, the nature of their products, production processes, end-use markets and methods of distribution into five reportable business segments.
The Performance Coatings reportable segment is comprised of the refinish, aerospace, architectural coatings – Americas and Asia Pacific and protective and marine coatings operating segments. This reportable segment primarily supplies a variety of decorative and functional coatings, sealants and finishes along with paint strippers, stains and related chemicals, as well as transparencies and transparent armor.
The Industrial Coatings reportable segment is comprised of the automotive OEM, industrial coatings and packaging coatings operating segments. This reportable segment primarily supplies a variety of protective and decorative coatings and finishes along with adhesives, sealants, inks and metal pretreatment products.
The Architectural Coatings – EMEA reportable segment is comprised of the architectural coatings – EMEA operating segment. This reportable segment primarily supplies a variety of coatings under a number of brands and purchased sundries to painting contractors and consumers in Europe, the Middle East and Africa.
The Optical and Specialty Materials reportable segment is comprised of the optical products and silicas businesses. The primary Optical and Specialty Materials products are Transitions® lenses, optical lens materials and high performance sunlenses; amorphous precipitated silicas for tire, battery separator and other end-use markets; and Teslin® substrate used in such applications as radio frequency identification (RFID) tags and labels, e-passports, drivers’ licenses and identification cards. Transitions® lenses are processed and distributed by PPG’s 51 percent-owned joint venture with Essilor International.
The Glass reportable segment is comprised of the flat glass and fiber glass operating segments. This reportable segment primarily supplies flat glass and continuous-strand fiber glass products.
On January 28, 2013, PPG completed the separation of its commodity chemicals business and the merger of the subsidiary holding PPG's former commodity chemicals business with a subsidiary of Georgia Gulf. As a result of the completion of this transaction, the sales and results of operations of the commodity chemicals business were recast as discontinued operations for all periods presented and there no longer is a Commodity Chemicals operating or reportable segment. Refer to Note 25, "Separation and Merger Transaction" for financial information relating to this transaction.
Production facilities and markets for Performance Coatings, Industrial Coatings, Architectural Coatings – EMEA, Optical and Specialty Materials, Commodity Chemicals and Glass are global. PPG’s reportable segments continue to pursue opportunities to further develop their global markets, including efforts in Asia, Eastern Europe and Latin America. Each of the reportable segments in which PPG is engaged is highly competitive. The diversification of our product lines and the worldwide markets served tend to minimize the impact on PPG’s total sales and earnings of changes in demand in a particular market or in a particular geographic area.
The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies (See Note 1, "Summary of Significant Accounting Policies"). The Company allocates resources to operating segments and evaluates the performance of operating segments based upon segment income, which is earnings before interest expense – net, income taxes and noncontrolling interests and excludes certain charges which are considered to be unusual or non-recurring. The Company also evaluates performance of operating segments based on working capital reduction, margin growth and sales volume growth. Legacy items include current costs related to former operations of the Company, including certain environmental remediation, pension and other postretirement benefit costs, and certain charges for legal and other matters which are considered to be unusual or non-recurring. These legacy costs are excluded from the segment income that is used to evaluate the performance of the operating segments. Legacy items also include equity earnings from PPG’s approximate 40% investment in its former automotive glass and services business and $35 million, $35 million and $30 million of costs in 2012, 2011 and 2010, respectively, related to the pension and other postemployment benefit liabilities of the divested business retained by PPG. Corporate unallocated costs include the costs of corporate staff functions not directly associated with the operating segments, the cost of corporate legal cases, net of related insurance recoveries, and the cost of certain insurance, variable pay, stock-based compensation and employee benefit programs. Net periodic pension expense is allocated to the operating segments and the portion of net periodic pension expense related to the corporate staff functions is included in the Corporate unallocated costs.
For Optical and Specialty Materials and Glass, intersegment sales and transfers are recorded at selling prices that approximate market prices. Product movement between Performance Coatings, Industrial Coatings and Architectural Coatings – EMEA is limited, is accounted for as an inventory transfer and is recorded at cost plus a mark-up, the impact of which is not significant to the segment income of the three coatings reportable segments.

(Millions) Reportable Business Segments	Performance Coatings	Industrial Coatings	Architectural Coatings – EMEA	Optical and Specialty Materials	Glass	Corporate / Eliminations / Non- Segment Items(1)	Consolidated Totals
2012
Net sales to external customers	$4,752	$4,379	$2,147	$1,202	$1,032	$—	$13,512
Intersegment net sales	—	—	—	3	—	(3)	—
Total net sales	$4,752	$4,379	$2,147	$1,205	$1,032	$(3)	$13,512
Segment income	$744	$590	$145	$348	$63	$—	$1,890
Legacy items(2)							(217)
Business restructuring (See Note 7)							(208)
Certain acquisition-related costs(5) (See Note 25)							(5)
Charges related to acquisition of Dyrup and Colpisa (See Note 2)							(6)
Interest expense, net of interest income							(171)
Corporate unallocated(1)							(226)
Income before income taxes							$1,057
Depreciation and amortization (See Note 1)	$112	$87	$115	$32	$53	$22	$421
Share of net earnings (loss) of equity affiliates	1	(1)	2	—	4	3	9
Segment assets(3)	3,993	2,886	2,727	646	914	4,712	15,878
Investment in equity affiliates	10	15	19	—	166	52	262
Expenditures for property	103	184	52	65	46	70	520

2011
Net sales to external customers	$4,626	$4,158	$2,104	$1,204	$1,061	$—	$13,153
Intersegment net sales	—	—	—	3	—	(3)	—
Total net sales	$4,626	$4,158	$2,104	$1,207	$1,061	$(3)	$13,153
Segment income	$673	$438	$123	$326	$97	$—	$1,657
Legacy items(2)							(66)
Interest expense, net of interest income							(168)
Corporate unallocated(1)							(201)
Income before income taxes							$1,222
Depreciation and amortization (See Note 1)	$115	$90	$113	$36	$52	$19	$425
Share of net earnings of equity affiliates	2	1	2	—	24	7	36
Segment assets(3)	4,017	2,614	2,626	610	919	3,596	14,382
Investment in equity affiliates	12	12	20	—	170	47	261
Expenditures for property	79	73	48	54	56	130	440

(Millions) Reportable Business Segments	Performance Coatings	Industrial Coatings	Architectural Coatings – EMEA	Optical and Specialty Materials	Glass	Corporate / Eliminations / Non- Segment Items(1)	Consolidated Totals
2010
Net sales to external customers	4,281	3,708	1,874	1,141	985	—	11,989
Intersegment net sales	—	(1)	1	3	—	(3)	—
Total net sales	4,281	3,707	1,875	1,144	985	(3)	11,989
Segment income	661	378	113	307	74	—	1,533
Legacy items(2)							(67)
Interest expense, net of interest income							(155)
Corporate unallocated(1)							(203)
Income before income taxes							1,108
Depreciation and amortization (See Note 1)	117	95	107	36	56	19	430
Share of net earnings (loss) of equity affiliates	2	2	1	—	26	15	46
Segment assets(3)	4,027	2,620	2,759	597	893	4,079	14,975
Investment in equity affiliates	13	13	18	—	156	216	416
Expenditures for property	89	68	51	39	32	60	339

(Millions)
Geographic Information	2012	2011	2010
Net sales(4)
The Americas
United States	$5,046	$4,647	$4,334
Other Americas	1,107	1,044	974
Europe, Middle East and Africa (“EMEA”)	4,839	5,043	4,536
Asia Pacific	2,520	2,419	2,145
Total	$13,512	$13,153	$11,989
Segment income
The Americas
United States	$976	$807	$743
Other Americas	98	73	82
EMEA	475	454	387
Asia Pacific	341	323	321
Total	$1,890	$1,657	$1,533
Property—net
The Americas
United States	$1,379	$1,345	$1,274
Other Americas	100	98	106
EMEA	903	841	897
Asia Pacific	506	437	409
Total	$2,888	$2,721	$2,686

(1)
Corporate intersegment net sales represent intersegment net sales eliminations. Corporate unallocated costs include the costs of corporate staff functions not directly associated with the operating segments and certain legal, variable pay, stock-based compensation and benefit costs.

(2)
Legacy items include current costs related to former operations of the Company, including certain environmental remediation, pension and other postretirement benefit costs, legal costs and certain charges which are considered to be non-recurring, including a charge related to flat glass antitrust matters in the third quarter of 2010. The Legacy items for 2012 include an environmental remediation pretax charge of $159 million. The charge relates to continued environmental remediation activities at legacy chemicals sites, primarily at PPG's former Jersey City, N.J. chromium manufacturing plant and associated sites (See Note 15). Legacy items also include equity earnings from PPG’s approximate 40% investment in the former automotive glass and services business.

(3)
Segment assets are the total assets used in the operation of each segment. Corporate assets are principally cash and cash equivalents, cash held in escrow, short term investments, deferred tax assets and the approximate 40% investment in the former automotive glass and services business. Non-segment items also includes the assets of the former Commodity Chemicals Business which has been recast as discontinued operations in the Consolidated Statement of Income (See Note 25).

(4)	Net sales to external customers are attributed to geographic regions based upon the location of the operating unit shipping the product.

(5)
Acquisition-related costs include advisory, legal, accounting, valuation, and other professional or consulting fees incurred to effect significant acquisitions. PPG expects to incur additional acquisition-related costs in 2013.